Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Description of Business and Basis of Presentation
1.	Description of Business and Basis of Presentation

Description of Business

Evofem Biosciences, Inc., formerly Evofem Holdings, Inc. (Evofem Biosciences) is a San Diego-based clinical-stage biotechnology company committed to improving the health and well-being of women throughout the world by addressing women’s unmet medical needs through the discovery, development and commercialization of innovative, next-generation women’s healthcare products. Evofem Biosciences utilizes its multipurpose prevention technology (MPT) in two vaginal gel product candidates that are being developed for multiple indications, including contraception, sexually transmitted infections (STIs) and bacterial vaginosi (BV). Evofem Biosciences’ lead product candidate, Amphora® (L-lactic Acid, citric acid, and potassium bitartrate) is a hormone-free, on demand, woman-controlled vaginal gel currently in a Phase 3 clinical trial as a contraceptive and in a Phase 2b/3 trial for the prevention of urogenital chlamydia and gonorrhea. In addition, Evofem Biosciences recently completed a Phase 1 trial of the Company’s MPT vaginal gel product candidate for the reduction of recurrent BV and is currently designing a Phase 2b/3 trial for this indication.

Evofem Biosciences was incorporated in the state of Delaware in July 2015. Evofem Biosciences’ operations include those of its wholly-owned subsidiaries, Evofem Inc. (Evofem Inc.), a Delaware corporation, Evofem North America, Inc., a Delaware corporation (ENA), Evofem Limited, LLC a Delaware limited liability company and Evofem Ltd., a limited company registered in England and Wales and those of its partially owned subsidiary, Evolution Pharma, a Dutch limited partnership (EP) with 99% of the outstanding partnership interests held by Evofem Biosciences and 1% of the outstanding partnership interests held by Evofem Limited, LLC (collectively, the Company or Management). Evofem Limited, LLC and Evofem Ltd. are currently inactive.

On January 3, 2018, Evofem Biosciences amended its amended and restated certificate of incorporation to increase the authorized number of shares of its common stock from 157,836,540 authorized shares to 380,338,164 authorized shares and to change its name from Evofem Biosciences, Inc. to Evofem Biosciences Operations, Inc. (Evofem Operations), each effective as of January 3, 2018.

On January 17, 2018, Evofem Operations, completed an asset acquisition with Neothetics, Inc. (Neothetics) in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of October 17, 2017, (the Merger Agreement) by and among Neothetics, Nobelli Merger Sub, Inc., a wholly-owned subsidiary of Neothetics (Merger Sub), and Evofem Operations, pursuant to which Merger Sub merged with and into Evofem Operations, with Evofem Operations surviving as a wholly-owned subsidiary of Neothetics (the Merger). On January 17, 2018, in connection with the Merger, Neothetics filed a certificate of amendment to its amended and restated certificate of incorporation to affect a 6:1 reverse stock split of its common stock (Reverse Stock Split), cause Neothetics not to be governed by Section 203 of the Delaware General Corporation Law (DGCL) and change its name from Neothetics, Inc. to Evofem Biosciences, Inc.

Functional Currency

The functional currency of the Company’s wholly-owned subsidiaries, EP and Evofem Ltd, is the United States Dollar. Accordingly, historical exchange rates are used to revalue nonmonetary assets and liabilities and current exchange rates are used to revalue monetary assets and liabilities at each reporting date. For transactions not denominated in the United States Dollar, costs and expenses are recorded at exchange rates that approximate the rates in effect on the transaction date. Transaction gains and losses generated from the revaluation of monetary assets and liabilities denominated in currencies other than the functional currency of the subsidiary are included in other income (expense) in the consolidated statements of operations.

Consolidation

The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). All intercompany accounts and transactions have been eliminated in consolidation.

Risks, Uncertainties and Going Concern

The Company’s principal operations have been related to research and development, including development of Amphora, raising capital, recruiting management and building a corporate infrastructure. The Company has incurred operating losses and negative cash flows from operating activities since inception. As of December 31, 2017, the Company had cash (unrestricted) of $1.2 million, a working capital deficit of $101.0 million and an accumulated deficit of $307.3 million. The Company anticipates it will continue to incur net losses into the foreseeable future.

In August 2014, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU) No. 2014-15, Presentation of Financial Statements — Going Concern (ASU No. 2014-15), which requires management of public and private companies to evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued (or available to be issued when applicable) and, if so, disclose that fact. Management is required to make this evaluation for both annual and interim reporting periods and is required to evaluate and disclose whether its plans alleviate that doubt. The Company adopted ASU No. 2014-15 in December 2016, as required by the ASU. The adoption of ASU No. 2014-15 resulted in increased disclosures, as per below, and had no quantitative impact on the Company’s consolidated financial statements.

The Company is subject to risks common to other life science companies in the development stage including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on key personnel, market acceptance of products, product liability, protection of proprietary technology, ability to raise additional financing, and compliance with FDA and other government regulations. If the Company does not successfully commercialize any product candidates, it will be unable to generate recurring product revenue or achieve profitability. Management’s plans to meet its short- and long-term operating cash flow requirements include obtaining additional funding.

In August and November 2017, as more fully described in Note 8 — Convertible Preferred Stock to these consolidated financial statements, the Company sold an aggregate of 20 shares of Series D redeemable convertible preferred stock for net proceeds of $9.9 million. The uncertainties associated with the Company’s ability to (i) obtain additional equity financing on terms that are favorable to the Company, (ii) enter into collaborative agreements with strategic partners and (iii) succeed in its future operations, raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might be necessary should the Company be unable to continue its operations. If the Company is not able to obtain the required funding, through private equity financing or other means, or is not able to obtain funding on terms that are favorable to the Company, it will have a material adverse effect on its operations and strategic development plan for future growth. If the Company cannot successfully raise additional funding and implement its strategic development plan, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. Any of these could materially and adversely affect the Company’s liquidity, financial condition and business prospects and the Company may have to cease operations.